Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Expenses and Other Current Liabilities
Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	December 31,
	2011	2012
Accrued promotion and marketing expenses	$55,194,967	$66,545,722
Accrued agency rebates	11,145,756	16,432,701
Other accrued expenses	5,012,051	5,547,333
Other taxes payable	33,859,333	35,927,318
Advance from customers	31,442,821	27,167,568
Accrued employee payroll and welfare	9,359,197	15,078,110
Payables related to acquisitions	6,478,092	670,629
Withholding individual PRC income tax	1,155,464	—
Accrual for litigations (see Note 20)	2,000,000	—
Payables related to share repurchase	5,962,521	—
Amount due to noncontrolling interest shareholders	5,475,408	6,204,756
Others	6,667,916	5,866,796

Total	$173,753,526	$179,440,933